Loan Portfolio and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2022
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loan Portfolio and Allowance for Credit Losses
(4)	Loan Portfolio and Allowance for Credit Losses

Upon adoption of CECL, management pooled loans with similar risk characteristics. The portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses on loans.
The following table presents loans by portfolio segment:

	December 31, 2022
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$177,371	$32,551	$209,922
Other	20,221	868	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	2,776,989	1,369,913	4,146,902
Home equity loans	43,999	12,550	56,549
Home equity lines of credit	191,926	94,506	286,432
Installment	9,408	2,899	12,307
Total loans, net	$3,219,914	$1,513,287	4,733,201
Less: Allowance for credit losses			46,032
Net loans			$4,687,169

*Includes New York, New Jersey, Vermont and Massachusetts.
Prior to the adoption of CECL on January 1, 2022, the Company calculated allowance for loan losses using the incurred losses methodology.

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$147,063	$21,653	$168,716
Other	30,889	595	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,723,734	1,212,568	3,936,302
Home equity loans	48,190	13,695	61,885
Home equity lines of credit	175,134	55,842	230,976
Installment	7,368	2,048	9,416
Total loans, net	$3,132,378	$1,306,401	4,438,779
Less: Allowance for loan losses			44,267
Net loans			$4,394,512

* Includes New York, New Jersey, Vermont and Massachusetts.

Included in commercial loans above are Paycheck Protection Program (“PPP”) loans totaling approximately $1.0 million and $10.0 million as of December 31, 2022 and 2021, respectively.

At December 31, 2022 and 2021, the Company had approximately $36.4 million and $37.3 million, respectively, of real estate construction loans. Of the $36.4 million in real estate construction loans at December 31, 2022, approximately $14.1 million are secured by first mortgages to residential borrowers while approximately $22.3 million were to commercial borrowers for residential construction projects. Of the $37.3 million in real estate construction loans at December 31, 2021, approximately $17.9 million were secured by first mortgages to residential borrowers while approximately $19.4 million were to commercial borrowers for residential construction projects. The majority of construction loans are in the Company’s New York market.

At December 31, 2022 and 2021, loans to executive officers, directors, and to associates of such persons aggregated $20.5 million and $17.9 million, respectively.  During 2022, approximately $7.6 million of new loans were made and repayments of loans totaled approximately $5.0 million.  The composition of the related parties’ loan balances had no changes during the year. All loans are current according to their term.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

Allowance for credit losses on loans

The level of the ACLL is based on factors that influence management’s current estimate of expected credit losses, including past events and current conditions. There were no significant changes in the Company’s methodology for the allowance for credit losses on loans for the period ended December 31, 2022 compared to the adoption date. Consistent with the adoption date, the Company has determined the Stagflation forecast scenario to be appropriate for the December 31, 2022 ACLL calculation. The Company selected the Stagflation economic forecast for credit losses as management expects that markets will experience a slight decline in economic conditions and a slight increase in the unemployment rate over the next two years.

The following table presents the impact of the January 1, 2022 adoption entry in the allowance for credit losses on loans by loan type:

(dollars in thousands)	December 31, 2021 Pre-Adoption Balance	Impact of Adoption	January 1, 2022 Post CECL Adoption
	Total		Total
Commercial:
Commercial real estate	$3,121	(1,100)	2,021
Other	14	114	128
Real estate mortgage - 1 to 4 family:
First mortgages	37,249	1,703	38,952
Home equity loans	583	262	845
Home equity lines of credit	2,857	1,752	4,609
Installment	443	(378)	65
Total Allowance	$44,267	2,353	46,620

Activity in the allowance for credit losses on loans by portfolio segment for the year ended December 31, 2022 is summarized as follows:

	For the year ended December 31, 2022
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$3,135	$40,689	$443	$44,267
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	(986)	3,717	(378)	2,353
Balance as of January 1, 2022 as adjusted for ASU 2016-13	2,149	44,406	65	46,620
Loans charged off:
New York and other states*	40	24	87	151
Florida	-	-	1	1
Total loan chargeoffs	40	24	88	152
Recoveries of loans previously charged off:
New York and other states*	4	450	7	461
Florida	-	-	3	3
Total recoveries	4	450	10	464
Net loans (recoveries) charged off	36	(426)	78	(312)
(Credit) provision for credit losses	483	(1,561)	178	(900)
Balance at end of period	$2,596	$43,271	$165	$46,032

* Includes New York, New Jersey, Vermont and Massachusetts.

Activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2021 is summarized as follows:

	For the year ended December 31, 2021
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,140	$44,950	$505	$49,595
Loans charged off:
New York and other states*	30	339	58	427
Florida	-	1	2	3
Total loan chargeoffs	30	340	60	430
Recoveries of loans previously charged off:
New York and other states*	32	464	54	550
Florida	-	2	-	2
Total recoveries	32	466	54	552
Net loan recoveries	(2)	(126)	6	(122)
(Credit) provision for loan losses	(1,007)	(4,387)	(56)	(5,450)
Balance at end of period	$3,135	$40,689	$443	$44,267

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2020
		Real Estate
		Mortgage-
(dollars in thousands)	Commercial	1 to 4 Family	Installment	Total

Balance at beginning of period	$3,999	39,748	570	44,317
Loans charged off:
New York and other states*	36	404	187	627
Florida	-	-	34	34
Total loan chargeoffs	36	404	221	661

Recoveries of loans previously charged off:
New York and other states*	10	314	12	336
Florida	-	3	-	3
Total recoveries	10	317	12	339
Net loans charged off	26	87	209	322
Provision for loan losses	167	5,289	144	5,600
Balance at end of period	$4,140	44,950	505	49,595

The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2022:

	December 31, 2022
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	2,596	43,271	165	46,032

Total ending allowance balance	$2,596	43,271	165	46,032

Loans:
Individually evaluated for impairment	$646	24,967	82	25,695
Collectively evaluated for impairment	230,365	4,464,916	12,225	4,707,506

Total ending loans balance	$231,011	4,489,883	12,307	4,733,201

Prior to the adoption of CECL on January 1, 2022, the Company calculated allowance for loan losses using the incurred losses methodology.  The balance in the allowance for loan losses by portfolio segment is summarized as follows:

	December 31, 2021
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,135	40,689	443	44,267

Total ending allowance balance	3,135	40,689	443	44,267

Loans:
Individually evaluated for impairment	$232	18,272	-	18,504
Collectively evaluated for impairment	199,968	4,210,891	9,416	4,420,275

Total ending loans balance	$200,200	4,229,163	9,416	4,438,779

The following table presents impaired loans by loan class as of December 31, 2021 only:

	December 31, 2021
New York and other states*: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,154
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	13,687	13,875	-	14,072
Home equity loans	161	161	-	235
Home equity lines of credit	1,852	1,939	-	2,256

Total	$15,932	16,299	-	17,824

Florida: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,368	2,368	-	2,562
Home equity loans	-	-	-	16
Home equity lines of credit	204	204	-	246

Total	$2,572	2,572	-	2,929

Total: (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$187	279	-	1,259
Other	45	45	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	16,055	16,243	-	16,634
Home equity loans	161	161	-	251
Home equity lines of credit	2,056	2,143	-	2,502

Total	$18,504	18,871	-	20,753

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company’s allowance for credit losses on unfunded commitments is recognized as a liability (accrued expenses and other liabilities) with adjustments to the reserve recognized in (credit) provision for credit losses in the consolidated income statement.

The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended December 31, 2022

Balance at January 1, 2022	$18
Impact of Adopting CECL	2,335
Adjusted Balance at January 1, 2022	2,353
Provision for credit losses	559
Balance at December 31, 2022	$2,912

Loan Credit Quality

The Company categorizes commercial loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company’s loan grading process analyzes non-homogeneous loans, such as commercial loans and commercial real estate loans, individually by grading the loans based on credit risk.  The Company’s internal loan review department in accordance with the Company’s internal loan review policy tests the loan grades assigned to all loan types.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as such have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be “pass” rated loans.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for credit losses on loans. The payment status of these homogeneous pools as of December 31, 2022 and December 31, 2021 is also included in the aging of the past due loans table. Nonperforming loans shown in the table below were loans on non-accrual status and loans over 90 days past due and accruing.

As of December 31, 2022, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	December 31, 2022
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$79,430	$29,991	$18,708	$22,790	$16,598	$32,666	$8,022	$-	$208,205
Special Mention	-	-	62	-	243	-	-	-	305
Substandard	-	-	113	-	128	1,171	-	-	1,412
Total Commercial Loans	$79,430	$29,991	$18,883	$22,790	$16,969	$33,837	$8,022	$-	$209,922

Commercial Loans:
Current-period Gross writeoffs	$-	-	-	-	-	40	-	-	$40
	$-	-	-	-	-	40	-	-	$40

Commercial Other:
Risk rating
Pass	$2,972	$2,848	$2,273	$590	$674	$2,348	$8,908	-	$20,613
Special mention	-	-	-	-	-	-	39	-	39
Substandard	-	339	-	-	-	98	-	-	437
Total Commercial Real Estate Loans	$2,972	$3,187	$2,273	$590	$674	$2,446	$8,947	$-	$21,089

Other Commercial Loans:
Current-period Gross writeoffs	$-	-	-	-	-	-	-	-	-
	$-	-	-	-	-	-	-	-	$-

Residential First Mortgage:
Risk rating
Performing	$557,981	$933,754	$784,511	$368,137	$257,926	$1,228,776	$1,472	$-	$4,132,557
Nonperforming	-	496	81	844	351	12,573	-	-	14,345
Total First Mortgage:	$557,981	$934,250	$784,592	$368,981	$258,277	$1,241,349	$1,472	$-	$4,146,902

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	-	-	-	-	5	-	-	$5
	$-	-	-	-	-	5	-	-	$5

Home Equity Lines:
Risk rating
Performing	$6,863	$9,124	$6,322	$7,588	$5,240	$21,217	$-	$-	$56,354
Nonperforming	-	-	-	-	66	129	-	-	195
Total Home Equity Lines:	$6,863	$9,124	$6,322	$7,588	$5,306	$21,346	$-	$-	$56,549

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$1,369	$1,246	$740	$52	$100	$18,377	$262,244	$-	$284,128
Nonperforming	-	7	-	-	-	2,111	186	-	2,304
Total Home Equity Credit Lines:	$1,369	$1,253	$740	$52	$100	$20,488	$262,430	$-	$286,432

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$19	$-	$-	$19
	$-	$-	$-	$-	$-	$19	$-	$-	$19

Installments:
Risk rating
Performing	$6,385	$2,495	$805	$709	$374	$308	$1,125	$-	$12,201
Nonperforming	20	17	-	65	-	1	3	-	106
Total Installments	$6,405	$2,512	$805	$774	$374	$309	$1,128	$-	$12,307

Installments Loans:
Current-period Gross writeoffs	$1	$47	$22	$7	$2	$9	$-	$-	$88
	$1	$47	$22	$7	$2	$9	$-	$-	$88

As of December 31, 2021 the risk category of loans by class of loans was as follows:

	December 31, 2021
New York and other states*:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,500	1,563	147,063
Other	30,726	163	30,889
	$176,226	1,726	177,952

Florida:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$21,113	540	21,653
Other	595	-	595
	$21,708	540	22,248

Total:
(dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$166,613	2,103	168,716
Other	31,321	163	31,484
	$197,934	2,266	200,200

* Includes New York, New Jersey, Vermont and Massachusetts.

Included in classified loans in the above tables are impaired loans of $226 thousand at December 31, 2021.

The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2022:

	December 31, 2022

New York and other states*:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	161	161	177,210	177,371
Other	18	-	20	38	20,183	20,221
Real estate mortgage - 1 to 4 family:
First mortgages	4,262	921	7,203	12,386	2,764,603	2,776,989
Home equity loans	283	-	67	350	43,649	43,999
Home equity lines of credit	978	-	591	1,569	190,357	191,926
Installment	78	4	23	105	9,303	9,408

Total	$5,619	925	8,065	14,609	3,205,305	3,219,914

Florida:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	-	-	32,551	32,551
Other	-	-	314	314	554	868
Real estate mortgage - 1 to 4 family:
First mortgages	1,183	243	1,404	2,830	1,367,083	1,369,913
Home equity loans	51	-	-	51	12,499	12,550
Home equity lines of credit	224	-	-	224	94,282	94,506
Installment	6	-	83	89	2,810	2,899

Total	$1,464	243	1,801	3,508	1,509,779	1,513,287

Total:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	161	161	209,761	209,922
Other	18	-	334	352	20,737	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	5,445	1,164	8,607	15,216	4,131,686	4,146,902
Home equity loans	334	-	67	401	56,148	56,549
Home equity lines of credit	1,202	-	591	1,793	284,639	286,432
Installment	84	4	106	194	12,113	12,307

Total	$7,083	1,168	9,866	18,117	4,715,084	4,733,201

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2021:

	December 31, 2021

New York and other states*:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	233	45	278	146,785	147,063
Other	-	-	-	-	30,889	30,889
Real estate mortgage - 1 to 4 family:
First mortgages	1,303	239	9,867	11,409	2,712,325	2,723,734
Home equity loans	136	-	224	360	47,830	48,190
Home equity lines of credit	355	458	911	1,724	173,410	175,134
Installment	27	5	4	36	7,332	7,368

Total	$1,821	935	11,051	13,807	3,118,571	3,132,378

Florida:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	-	-	-	21,653	21,653
Other	-	-	-	-	595	595
Real estate mortgage - 1 to 4 family:
First mortgages	869	180	1,146	2,195	1,210,373	1,212,568
Home equity loans	-	45	-	45	13,650	13,695
Home equity lines of credit	-	89	-	89	55,753	55,842
Installment	18	-	5	23	2,025	2,048

Total	$887	314	1,151	2,352	1,304,049	1,306,401

Total:	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans
(dollars in thousands)

Commercial:
Commercial real estate	$-	233	45	278	168,438	168,716
Other	-	-	-	-	31,484	31,484
Real estate mortgage - 1 to 4 family:
First mortgages	2,172	419	11,013	13,604	3,922,698	3,936,302
Home equity loans	136	45	224	405	61,480	61,885
Home equity lines of credit	355	547	911	1,813	229,163	230,976
Installment	45	5	9	59	9,357	9,416

Total	$2,708	1,249	12,202	16,159	4,422,620	4,438,779

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2022 and 2021, there were no loans that were 90 days past due and still accruing interest.  As a result, non-accrual loans include all loans 90 days or more past due as well as certain loans less than 90 days past due that were placed on non-accrual status for reasons other than delinquent status.  There are no commitments to extend further credit on non-accrual or restructured loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  Other real estate owned is included in Other assets on the Balance Sheet.  As of December 31, 2022 other real estate owned included $2.1 million of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $7.4 million as of December 31, 2022. As of December 31, 2021, other real estate owned included $362 thousand of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had a recorded investment of $9.7 million as of December 31, 2021.

Loans individually evaluated for impairment are non-accrual loans delinquent greater than 180 days, non-accrual commercial loans, as well as loans classified as troubled debt restructurings. As of December 31, 2022, there was no allowance for credit losses based on loans individually evaluated for impairment. Residential and installment non-accrual loans which are not TDRs or greater than 180 days delinquent are collectively evaluated to determine the allowance for credit loss.

The following table presents the amortized cost basis in non-accrual loans by portfolio segment:

	December 31, 2022
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$199	$-	$199
Other	20	314	334
Real estate mortgage - 1 to 4 family:
First mortgages	12,609	1,736	14,345
Home equity loans	153	42	195
Home equity lines of credit	2,187	117	2,304
Installment	23	83	106
Total non-accrual loans	15,191	2,292	17,483
Restructured real estate mortgages - 1 to 4 family	10	-	10
Total nonperforming loans	$15,201	$2,292	$17,493

* Includes New York, New Jersey, Vermont and Massachusetts.

Non-accrual loans as of December 31, 2021 were as follows:

	December 31, 2021
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$67	-	67
Other	45	-	45
Real estate mortgage - 1 to 4 family:
First mortgages	13,990	1,797	15,787
Home equity loans	247	45	292
Home equity lines of credit	2,337	174	2,511
Installment	23	14	37
Total non-accrual loans	16,709	2,030	18,739
Restructured real estate mortgages - 1 to 4 family	17	-	17
Total nonperforming loans	$16,726	2,030	18,756

* Includes New York, New Jersey, Vermont and Massachusetts.

The following table presents the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing:

	December 31, 2022
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$160	$39	-
Other	20	314	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,502	843	-
Home equity loans	129	66	-
Home equity lines of credit	2,257	47	-
Installment	82	24	-
Total loans, net	$16,150	$1,333	-

The non-accrual balance of $1.3 million disclosed above was collectively evaluated and the associated allowance for credit losses on loans was not material as of December 31, 2022.

A financial asset is considered collateral-dependent when the debtor is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. Expected credit losses for the collateral dependent loans are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

The following table presents the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2022:

	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$312	-	-
Other	334	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	21,467	-	-
Home equity loans	236	-	-
Home equity lines of credit	3,264	-	-
Installment	82	-	-
Total	$25,695	-	-

Troubled Debt Restructuring Loans

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as TDRs.  Interest income recognized on loans that are individually evaluated was not material during the years ended December 31, 2022, 2021 and 2020.

A loan for which the terms have been modified, and for which a borrower is experiencing financial difficulties, is considered a TDR and is classified as individually evaluated. TDRs at December 31, 2022 are measured at the amortized cost using the loan’s effective rate at inception or fair value of the underlying collateral if the loan is considered collateral dependent.

As of December 31, 2022 loans individually evaluated included approximately $9.2 million of loans in accruing status that were identified as TDRs.

The following table presents, by class, loans that were modified as TDRs:

	Twelve months ended December 31, 2022			Twelve months ended December 31, 2021			Year ended 12/31/20

New York and other states*: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	-	$-	-	1	$125	125
Real estate mortgage - 1 to 4 family:
First mortgages	11	1,587	1,587	6	1,114	1,114	12	2,303	2,303
Home equity loans	-	-	-	1	2	2	-	-	-
Home equity lines of credit	-	-	-	2	40	40	3	169	169

Total	11	$1,587	1,587	9	$1,156	1,156	16	$2,597	2,597

Florida: (dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	-	$-	-	-	$-	-	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1	119	119	1	77	77	4	586	586
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	-	-	-	1	50	50	-	-	-

Total	1	$119	119	2	$127	127	4	$586	586

* Includes New York, New Jersey, Vermont and Massachusetts.

The addition of these TDRs did not have a significant impact on the allowance for credit losses on loans. The nature of the modifications that resulted in them being classified as a TDR was the borrower filing for bankruptcy protection.

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company’s underwriting policy. In situations involving a borrower filing for Chapter 13 bankruptcy protection, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.